Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements are prepared on the accrual basis of accounting except for benefits, which are recorded upon distribution, and present the net assets available for plan benefits and changes in those net assets.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of net assets and changes in net assets and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Quoted market prices, if available, are used to value investments. Mutual funds are valued at net asset value (“NAV”) of shares held by the Plan at year end. See Note 3 for discussion of fair value measurements.
Investment transactions are accounted for on the trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Payment of Benefits	Payment of Benefits Benefits payments are recorded to participants upon distribution.
Administrative Expenses	Administrative Expenses The administrative expenses of the Plan are paid by the Company.